NONCONTROLLING INTEREST - Summary of Movements in Noncontrolling Interest (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, temporary equity	$ 19	$ 20
Contributions from sale of noncontrolling interest	0
Net income attributable to noncontrolling interest, temporary equity	2	2
Distributions to noncontrolling interest, temporary equity	(2)	(3)
Noncontrolling interest - ending balance, temporary equity	19	19
Noncontrolling interest - beginning balance, equity	65	65
Contributions from sale of noncontrolling interest	16
Net income attributable to noncontrolling interest, equity	8	7
Distributions to noncontrolling interest, equity	(10)	(7)
Noncontrolling interest - ending balance, equity	79	65
Noncontrolling interest - beginning balance	84	85
Contributions from sale of noncontrolling interest	16
Net income attributable to noncontrolling interest	10	9
Distributions to noncontrolling interest	(12)	(10)
Noncontrolling interest - ending balance	98	84
B2M Limited Partnership
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, temporary equity	19	20
Net income attributable to noncontrolling interest, temporary equity	2	2
Distributions to noncontrolling interest, temporary equity	(2)	(3)
Noncontrolling interest - ending balance, temporary equity	19	19
Noncontrolling interest - beginning balance, equity	44	44
Net income attributable to noncontrolling interest, equity	5	5
Distributions to noncontrolling interest, equity	(7)	(5)
Noncontrolling interest - ending balance, equity	42	44
Noncontrolling interest - beginning balance	63	64
Net income attributable to noncontrolling interest	7	7
Distributions to noncontrolling interest	(9)	(8)
Noncontrolling interest - ending balance	61	63
Niagara Reinforcement Limited Partnership
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, equity	21	21
Net income attributable to noncontrolling interest, equity	2	2
Distributions to noncontrolling interest, equity	(3)	(2)
Noncontrolling interest - ending balance, equity	20	21
Chatham Lakeshore Limited Partnership
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, equity	0	0
Contributions from sale of noncontrolling interest	16	0
Net income attributable to noncontrolling interest, equity	1	0
Noncontrolling interest - ending balance, equity	$ 17	$ 0